ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2025
ACCOUNTS RECEIVABLE, NET
Schedule of accounts receivable, net

	As of December 31,
	2024	2025
	RMB	RMB
Accounts receivable	126,911	150,381
Less: allowance for credit losses	(4,944)	(4,478)
	121,967	145,903

Schedule of movements in allowance for credit losses

	For the Years Ended December 31,
	2023	2024	2025
Allowance for expected credit losses:
Balance at beginning of the year	(835)	(2,535)	(4,944)
Additions	(1,711)	(3,552)	(695)
Write-offs	11	1,143	1,161
	(2,535)	(4,944)	(4,478)